Expense Example	Jan. 27, 2026 USD ($)
VELA Small Cap Fund | VELA Small Cap Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 630
Expense Example, with Redemption, 3 Years	903
Expense Example, with Redemption, 5 Years	1,197
Expense Example, with Redemption, 10 Years	2,032
VELA Small Cap Fund | VELA Small Cap Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	623
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,162
Expense Example, with Redemption, 10 Years	1,957
VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
VELA International Fund | VELA International Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,202
Expense Example, with Redemption, 10 Years	2,043
VELA International Fund | VELA International Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
VELA Income Opportunities Fund | VELA Income Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	606
Expense Example, with Redemption, 3 Years	829
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	1,762
VELA Income Opportunities Fund | VELA Income Opportunities Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
VELA Short Duration Fund | VELA Short Duration Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	586
Expense Example, with Redemption, 3 Years	770
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	1,541
VELA Short Duration Fund | VELA Short Duration Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
VELA Small-Mid Cap Fund | VELA Small-Mid Cap Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	625
Expense Example, with Redemption, 3 Years	889
VELA Small-Mid Cap Fund | VELA Small-Mid Cap Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	$ 331